Schedule of Expense of Development Costs (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Research and Development [Abstract]
Opening total software technology development costs	$ 24,059,802	$ 19,500,575
Software technology development during the period	1,109,707	850,885
Closing total software technology development costs	$ 25,169,509	$ 20,351,460